Annual Total Returns- Alger Capital Appreciation Portfolio (Class I2) [BarChart] - Class I2 - Alger Capital Appreciation Portfolio - Class I-2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.30%)	18.30%	35.19%	13.75%	6.19%	0.50%	31.08%	(0.10%)	33.58%	41.75%